Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (15.8%)

	Airlines (0.3%)

376,334	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$374,870
53,100	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	51,763
261,399	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	255,191
153,799	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	156,878
292,351	British Airways Pass Through
	Trust Series 2021-1, Class B*
	3.900%, 03/15/33	249,972
201,787	JetBlue Pass Through Trust
	Series 2020-1, Class B
	7.750%, 05/15/30	199,196
354,000	Spirit Loyalty Cayman, Ltd. /
	Spirit IP Cayman, Ltd.*
	8.000%, 09/20/25	361,929
119,436	United Airlines Pass Through
	Trust Series 2019-2, Class B
	3.500%, 11/01/29	107,295

		1,757,094

	Communication Services (1.7%)

300,000	Altice France, SA*
	5.500%, 10/15/29	237,339
320,000	APi Group DE, Inc.*
	4.750%, 10/15/29	288,938
415,000	Arrow Bidco, LLC*
	9.500%, 03/15/24	417,370
280,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	226,237
	Audacy Capital Corp.*
336,000	6.750%, 03/31/29	60,383
131,000	6.500%, 05/01/27	22,808
196,000	Beasley Mezzanine Holdings, LLC*
	8.625%, 02/01/26	128,184
204,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	183,771
65,000	CMG Media Corp.*
	8.875%, 12/15/27	50,942
405,000	Consolidated Communications, Inc.*^
	6.500%, 10/01/28	331,088
	CSC Holdings, LLC*
400,000	5.750%, 01/15/30	252,824
400,000	5.375%, 02/01/28	336,536
400,000	4.625%, 12/01/30	237,008
400,000	4.500%, 11/15/31	295,136
370,000	5.500%, 04/15/27	326,174
	Diamond Sports Group, LLC / Diamond Sports Finance Company*
210,000	6.625%, 08/15/27	4,406
146,000	5.375%, 08/15/26	10,791

PRINCIPAL AMOUNT		VALUE
368,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	$333,908
187,000	Embarq Corp.
	7.995%, 06/01/36	90,347
275,000	Frontier California, Inc.
	6.750%, 05/15/27	260,678
	Frontier Communications Holdings, LLC*
169,000	5.000%, 05/01/28	153,509
65,000	8.750%, 05/15/30	67,388
289,000	Frontier Florida, LLC@
	6.860%, 02/01/28	268,842
400,000	Frontier North, Inc.@
	6.730%, 02/15/28	370,408
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
235,000	3.500%, 03/01/29	203,569
69,000	5.250%, 12/01/27	66,911
80,000	Hughes Satellite Systems Corp.
	5.250%, 08/01/26	78,108
	Intelsat Jackson Holdings, SA*@&
200,000	9.750%, 07/15/25	—
135,000	5.500%, 08/01/23	—
330,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	321,638
184,065	Ligado Networks, LLC*
	15.500%, 11/01/23
	15.500% PIK rate	64,452
	Lumen Technologies, Inc.
422,000	7.600%, 09/15/39	285,673
133,000	4.500%, 01/15/29*	89,506
130,000	Match Group Holdings II, LLC*^
	3.625%, 10/01/31	104,455
	Netflix, Inc.
200,000	4.875%, 06/15/30*^	198,252
130,000	4.875%, 04/15/28	130,033
135,000	Paramount Global‡
	6.375%, 03/30/62
	5 year CMT + 4.00%	117,601
	Scripps Escrow II, Inc.*
136,000	3.875%, 01/15/29	114,300
68,000	5.375%, 01/15/31	54,917
225,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	201,121
	Sirius XM Radio, Inc.*
345,000	5.500%, 07/01/29	324,141
201,000	4.000%, 07/15/28	178,948
130,000	3.125%, 09/01/26	117,342
65,000	3.875%, 09/01/31	53,546
130,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	76,863
680,000	Sprint, LLC
	7.125%, 06/15/24	695,667
235,000	Stagwell Global, LLC*
	5.625%, 08/15/29	206,222
210,000	Telecom Italia Capital, SA
	6.000%, 09/30/34	168,764
260,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	119,660
105,000	Time Warner Cable, LLC
	7.300%, 07/01/38	112,918

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
435,000	United States Cellular Corp.
	6.700%, 12/15/33	$404,854

		9,444,476

	Consumer Discretionary (2.9%)

320,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	323,603
278,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	253,642
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
228,000	4.625%, 08/01/29	190,524
204,000	6.625%, 01/15/28	186,742
325,000	At Home Group, Inc.*^ 4.875%, 07/15/28	237,731
	Bath & Body Works, Inc.
355,000	6.694%, 01/15/27	357,868
330,000	6.875%, 11/01/35	304,567
	Caesars Entertainment, Inc.*
168,000	4.625%, 10/15/29	143,652
132,000	8.125%, 07/01/27^	134,095
132,000	6.250%, 07/01/25	131,593
	Carnival Corp.*
134,000	10.500%, 02/01/26	140,309
68,000	7.625%, 03/01/26^	61,953
315,000	Carriage Services, Inc.* 4.250%, 05/15/29	259,466
195,000	Carvana Company* 4.875%, 09/01/29	87,107
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
725,000	5.125%, 05/01/27	691,577
300,000	6.375%, 09/01/29	289,761
300,000	4.750%, 03/01/30	262,596
266,000	4.250%, 02/01/31	221,780
150,000	4.500%, 08/15/30	128,345
130,000	5.000%, 02/01/28	121,423
130,000	4.750%, 02/01/32	110,608
130,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	123,362
207,000	Cedar Fair, LP^ 5.250%, 07/15/29	190,840
	Dana, Inc.
220,000	4.250%, 09/01/30	187,191
130,000	4.500%, 02/15/32	109,704
	DISH DBS Corp.
325,000	5.250%, 12/01/26*	280,261
215,000	7.750%, 07/01/26	174,707
168,000	7.375%, 07/01/28	120,982
130,000	5.125%, 06/01/29	82,882
265,000	DISH Network Corp.* 11.750%, 11/15/27	275,091
400,000	Empire Resorts, Inc.* 7.750%, 11/01/26	328,188
296,000	Everi Holdings, Inc.* 5.000%, 07/15/29	268,064
275,000	Ford Motor Company 6.100%, 08/19/32	270,138
	Ford Motor Credit Company, LLC
515,000	7.350%, 11/04/27	540,668
425,000	4.000%, 11/13/30	371,501
350,000	5.113%, 05/03/29	332,062
315,000	4.134%, 08/04/25	301,272
200,000	7.350%, 03/06/30	210,214

PRINCIPAL AMOUNT		VALUE
	Gap, Inc.*
98,000	3.875%, 10/01/31^	$73,497
13,000	3.625%, 10/01/29	10,004
	goeasy, Ltd.*
460,000	5.375%, 12/01/24	441,421
241,000	4.375%, 05/01/26	216,498
325,000	Goodyear Tire & Rubber Company^ 5.000%, 07/15/29	286,874
114,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	100,305
403,000	Guitar Center, Inc.*^ 8.500%, 01/15/26	352,552
	International Game Technology, PLC*
345,000	6.250%, 01/15/27	346,911
200,000	4.125%, 04/15/26	190,536
265,000	Liberty Interactive, LLC 8.250%, 02/01/30	125,152
	Life Time, Inc.*
196,000	8.000%, 04/15/26^	190,635
135,000	5.750%, 01/15/26	130,658
168,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	164,739
175,000	M/I Homes, Inc. 3.950%, 02/15/30	147,434
	Macy’s Retail Holdings, LLC
277,000	6.700%, 07/15/34*	234,298
163,000	5.875%, 03/15/30*	149,310
135,000	4.300%, 02/15/43	83,839
310,000	Mclaren Finance, PLC* 7.500%, 08/01/26	234,806
332,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	293,969
360,000	Mohegan Tribal Gaming Authority* 8.000%, 02/01/26	341,417
	Newell Brands, Inc.
65,000	6.375%, 09/15/27	65,430
33,000	6.625%, 09/15/29^	33,489
	Nordstrom, Inc.
130,000	5.000%, 01/15/44	87,612
123,000	4.250%, 08/01/31	92,621
305,000	Penn Entertainment, Inc.*^ 4.125%, 07/01/29	253,092
365,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^ 5.625%, 09/01/29	265,976
659,000	Rite Aid Corp.* 8.000%, 11/15/26	368,229
370,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	314,278
303,000	Sonic Automotive, Inc.*^ 4.625%, 11/15/29	252,217
193,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	181,304
545,000	Station Casinos, LLC* 4.500%, 02/15/28	491,110
162,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	157,333

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
65,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	$68,986
300,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	243,240
67,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	62,139
		15,857,980

	Consumer Staples (0.7%)

305,000	Central Garden & Pet Company* 4.125%, 04/30/31	256,246
304,000	Edgewell Personal Care Company* 4.125%, 04/01/29	265,100
	Energizer Holdings, Inc.*
370,000	4.375%, 03/31/29	321,252
66,000	6.500%, 12/31/27	64,521
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
390,000	5.500%, 01/15/30	379,244
295,000	5.125%, 02/01/28	289,383
100,000	5.750%, 04/01/33	98,500
177,000	New Albertsons, LP 7.750%, 06/15/26	180,278
261,000	Performance Food Group, Inc.* 4.250%, 08/01/29	233,217
250,000	PetSmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	232,327
	Pilgrim’s Pride Corp.*
210,000	5.875%, 09/30/27	208,515
210,000	4.250%, 04/15/31	182,297
115,000	Post Holdings, Inc.* 5.750%, 03/01/27	113,490
252,000	Prestige Brands, Inc.* 3.750%, 04/01/31	214,097
300,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	289,971
413,000	Vector Group, Ltd.* 5.750%, 02/01/29	360,855

		3,689,293

	Energy (1.8%)

267,000	Antero Resources Corp.* 5.375%, 03/01/30	249,250
268,000	Apache Corp. 5.100%, 09/01/40	234,168
	Buckeye Partners, LP
210,000	3.950%, 12/01/26	192,923
135,000	5.850%, 11/15/43	103,868
365,000	Callon Petroleum Company* 7.500%, 06/15/30	353,561
129,000	Cheniere Energy, Inc. 4.625%, 10/15/28	123,036
198,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	195,551
	Continental Resources, Inc.*
200,000	2.875%, 04/01/32	157,028
135,000	5.750%, 01/15/31	132,682
415,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	411,066

PRINCIPAL AMOUNT		VALUE
3,259	Diamond Foreign Asset Company / Diamond Finance, LLC
	9.000%, 04/22/27
	5.500% PIK rate	$3,155
202,000	DT Midstream, Inc.* 4.125%, 06/15/29	178,396
391,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	381,819
150,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	150,241
390,000	Energy Transfer, LP‡ 7.831%, 11/01/66 3 mo. USD LIBOR + 3.02%	316,071
197,000	6.500%, 11/15/26 5 year CMT + 5.69%	185,909
340,000	EnLink Midstream Partners, LP 8.879%, 03/03/23^‡ 3 mo. USD LIBOR + 4.11%	286,222
285,000	4.850%, 07/15/26	277,237
135,000	Enlink Midstream, LLC* 6.500%, 09/01/30	137,777
300,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	301,134
	Genesis Energy, LP / Genesis Energy Finance Corp.
274,000	6.250%, 05/15/26^	262,936
66,000	8.875%, 04/15/30	67,118
	Gulfport Energy Corp.
260,000	6.375%, 05/15/25&	—
190,000	8.000%, 05/17/26*	188,769
79,461	8.000%, 05/17/26	78,946
300,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	281,163
196,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	191,355
262,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	253,810
	Moss Creek Resources Holdings, Inc.*
145,000	10.500%, 05/15/27	141,010
130,000	7.500%, 01/15/26	120,215
250,000	MPLX, LP‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	250,160
135,000	Nabors Industries, Inc.* 7.375%, 05/15/27	135,282
	New Fortress Energy, Inc.*
272,000	6.750%, 09/15/25	261,275
135,000	6.500%, 09/30/26	124,767
244,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	241,079
280,000	Parkland Corp.* 5.875%, 07/15/27	269,209
261,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	243,842
270,000	Plains All American Pipeline, LP‡ 8.716%, 03/03/23 3 mo. USD LIBOR + 4.11%	244,318
230,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	219,289

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Southwestern Energy Company
205,000	5.375%, 03/15/30	$191,187
135,000	5.375%, 02/01/29	126,996
130,000	4.750%, 02/01/32	114,690
65,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	58,017
132,000	Transocean, Inc.* 8.750%, 02/15/30	136,399
	Venture Global Calcasieu Pass, LLC*
65,000	4.125%, 08/15/31	57,773
65,000	3.875%, 08/15/29	58,045
15,000	6.250%, 01/15/30	15,299
	Vital Energy, Inc.
297,000	10.125%, 01/15/28^	296,219
131,000	9.500%, 01/15/25	132,303
275,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	242,459
195,000	W&T Offshore, Inc.* 9.750%, 11/01/23	195,175
	Weatherford International, Ltd.*
285,000	6.500%, 09/15/28	284,051
195,000	8.625%, 04/30/30	196,796

		10,051,046

	Financials (2.9%)

	Acrisure, LLC / Acrisure Finance, Inc.*
393,000	6.000%, 08/01/29	324,728
356,000	7.000%, 11/15/25	339,389
400,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	398,436
416,000	AG Issuer, LLC* 6.250%, 03/01/28	393,661
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
580,000	6.750%, 10/15/27	543,570
65,000	5.875%, 11/01/29	56,716
65,000	4.250%, 10/15/27	59,691
302,000	Ally Financial, Inc. 4.700%, 05/15/26‡ 5 year CMT + 3.87%	248,788
215,000	8.000%, 11/01/31	236,270
125,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	96,406
533,000	AmWINS Group, Inc.* 4.875%, 06/30/29	470,351
250,000	AssuredPartners, Inc.* 7.000%, 08/15/25	247,095
292,000	Aviation Capital Group, LLC*µ 3.500%, 11/01/27	262,336
	Avolon Holdings Funding, Ltd.*µ
140,000	3.950%, 07/01/24	135,870
110,000	5.500%, 01/15/26	107,825
533,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	471,167
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
535,000	4.500%, 04/01/27	472,442
324,000	5.750%, 05/15/26	305,642
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	183,030

PRINCIPAL AMOUNT		VALUE
302,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	$276,638
350,000	Credit Acceptance Corp. 6.625%, 03/15/26^	320,453
238,000	5.125%, 12/31/24*	224,018
344,000	Enact Holdings, Inc.* 6.500%, 08/15/25	339,377
389,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	328,822
439,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	433,855
	HUB International, Ltd.*
418,000	7.000%, 05/01/26	416,349
398,000	5.625%, 12/01/29^	358,546
	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
205,000	5.250%, 05/15/27	192,089
202,000	4.375%, 02/01/29	176,241
525,000	ILFC E-Capital Trust II*‡ 6.538%, 12/21/65 3 mo. USD LIBOR + 1.80%	354,485
550,000	Iron Mountain, Inc.* 5.250%, 03/15/28	523,534
540,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	462,073
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
522,000	5.250%, 10/01/25	502,952
130,000	4.750%, 06/15/29	108,159
378,000	LD Holdings Group, LLC* 6.125%, 04/01/28	246,879
	Level 3 Financing, Inc.*
453,000	3.875%, 11/15/29	367,664
280,000	4.250%, 07/01/28	222,135
200,000	LPL Holdings, Inc.* 4.000%, 03/15/29	179,098
585,000	MetLife, Inc. 6.400%, 12/15/66	599,754
365,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	319,287
	Navient Corp.
588,000	5.000%, 03/15/27	537,544
300,000	4.875%, 03/15/28	265,785
300,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	230,775
	OneMain Finance Corp.
180,000	3.875%, 09/15/28	151,848
137,000	7.125%, 03/15/26	136,381
132,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	122,262
416,000	PHH Mortgage Corp.*^ 7.875%, 03/15/26	380,844
70,000	PNC Financial Services Group, Inc.µ‡ 6.000%, 05/15/27 5 year CMT + 3.00%	69,546

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
300,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	$268,503
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
125,000	3.625%, 03/01/29	105,628
120,000	3.875%, 03/01/31	97,950
65,000	2.875%, 10/15/26	58,045
269,000	StoneX Group, Inc.* 8.625%, 06/15/25	272,814
63,000	SVB Financial Group^‡ 4.000%, 05/15/26 5 year CMT + 3.20%	50,676
	United Wholesale Mortgage, LLC*
310,000	5.500%, 04/15/29	267,022
130,000	5.750%, 06/15/27	117,190
135,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	93,486
300,000	VZ Secured Financing, BV* 5.000%, 01/15/32	257,247
280,000	XHR, LP* 6.375%, 08/15/25	277,866

		16,067,233

	Health Care (1.2%)

	Bausch Health Companies, Inc.*
539,000	11.000%, 09/30/28	423,460
105,000	14.000%, 10/15/30	67,816
98,000	6.125%, 02/01/27	66,942
	CHS/Community Health Systems, Inc.*
533,000	6.125%, 04/01/30	323,840
305,000	8.000%, 03/15/26	296,549
146,000	6.875%, 04/15/29	92,476
33,000	5.250%, 05/15/30	26,652
	DaVita, Inc.*
531,000	4.625%, 06/01/30	447,697
313,000	3.750%, 02/15/31	243,717
	Embecta Corp.*
195,000	5.000%, 02/15/30	160,793
67,000	6.750%, 02/15/30	60,437
	Encompass Health Corp.
130,000	4.750%, 02/01/30	119,318
130,000	4.500%, 02/01/28	121,490
282,000	HCA, Inc. 7.500%, 11/06/33	312,862
200,000	Jazz Securities DAC* 4.375%, 01/15/29	183,066
116,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	66,699
	Medline Borrower, LP*
336,000	5.250%, 10/01/29	282,405
335,000	3.875%, 04/01/29	286,934
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
490,000	5.125%, 04/30/31	441,936
200,000	4.125%, 04/30/28	181,776
302,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	201,827
	Tenet Healthcare Corp.
625,000	6.250%, 02/01/27	613,094
375,000	6.875%, 11/15/31	347,606

PRINCIPAL AMOUNT		VALUE
	Teva Pharmaceutical Finance Netherlands III, BV
520,000	6.000%, 04/15/24	$519,262
200,000	7.125%, 01/31/25	202,928
200,000	4.750%, 05/09/27	186,124
130,000	3.150%, 10/01/26	116,705

		6,394,411

	Industrials (2.5%)

300,000	ACCO Brands Corp.* 4.250%, 03/15/29	259,752
300,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	287,322
265,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	206,104
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
440,000	4.625%, 01/15/27	418,678
271,000	3.500%, 03/15/29	233,916
195,000	5.875%, 02/15/28	190,833
300,000	Allegiant Travel Company* 7.250%, 08/15/27	294,501
65,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	60,824
301,780	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	255,946
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
196,000	5.500%, 04/20/26	192,374
65,000	5.750%, 04/20/29	62,984
146,000	Arcosa, Inc.* 4.375%, 04/15/29	130,544
700,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK Rate	550,081
105,000	Ball Corp.^ 6.875%, 03/15/28	108,471
206,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	177,634
261,000	BWX Technologies, Inc.* 4.125%, 04/15/29	236,213
	Cascades, Inc. / Cascades USA, Inc.*
138,000	5.375%, 01/15/28	128,851
135,000	5.125%, 01/15/26	126,406
66,000	Delta Air Lines, Inc.^ 7.375%, 01/15/26	69,119
68,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	66,167
350,000	Deluxe Corp.* 8.000%, 06/01/29	300,118
130,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	116,107
195,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	187,978
323,000	Endurance International Group Holdings, Inc.* 6.000%, 02/15/29	234,588
145,000	EnerSys* 4.375%, 12/15/27	134,093

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
195,000	Fly Leasing, Ltd.*
	7.000%, 10/15/24	$170,054
161,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	141,715
140,000	Granite US Holdings Corp.* 11.000%, 10/01/27	147,759
	Graphic Packaging International, LLC*
175,000	4.750%, 07/15/27	168,630
125,000	3.500%, 03/01/29	110,201
290,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	244,911
623,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	550,171
402,000	Hawaiian Brand Intellectual
	Property, Ltd. / HawaiianMiles
	Loyalty, Ltd.*
	5.750%, 01/20/26	384,670
350,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	335,769
326,000	Howmet Aerospace, Inc.
	5.125%, 10/01/24	325,602
310,000	IEA Energy Services, LLC*
	6.625%, 08/15/29	304,569
350,000	JELD-WEN, Inc.*^
	4.625%, 12/15/25	310,166
445,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	383,835
134,000	MasTec, Inc.*
	4.500%, 08/15/28	124,300
170,000	Moog, Inc.*
	4.250%, 12/15/27	157,818
272,000	Novelis Corp.*
	4.750%, 01/30/30	248,915
100,000	OI European Group, BV*
	4.750%, 02/15/30	89,989
310,000	Pactiv Evergreen Group Issuer,
	Inc. / Pactiv Evergreen Group
	Issuer, LLC*
	4.000%, 10/15/27	279,034
399,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	341,432
	QVC, Inc.
174,000	4.375%, 09/01/28	111,873
135,000	5.450%, 08/15/34	79,832
	Sealed Air Corp.*
206,000	6.125%, 02/01/28	207,998
65,000	5.000%, 04/15/29	61,699
247,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	211,434
	Sinclair Television Group, Inc.*
201,000	4.125%, 12/01/30	160,024
135,000	5.500%, 03/01/30^	107,822
270,000	Standard Industries, Inc.* 5.000%, 02/15/27	257,434
216,000	Stericycle, Inc.* 3.875%, 01/15/29	192,240
200,000	STL Holding Company, LLC* 7.500%, 02/15/26	176,692
200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	198,438
	TransDigm, Inc.
366,000	6.250%, 03/15/26*	366,238
205,000	7.500%, 03/15/27	206,751

PRINCIPAL AMOUNT		VALUE
198,000	Tronox, Inc.*
	4.625%, 03/15/29	$169,583
265,000	Vertiv Group Corp.*
	4.125%, 11/15/28	231,205
274,000	Wabash National Corp.*
	4.500%, 10/15/28	241,575
240,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	223,471
	WESCO Distribution, Inc.*
137,000	7.125%, 06/15/25	139,276
68,000	7.250%, 06/15/28	69,989
282,000	Williams Scotsman International, Inc.* 6.125%, 06/15/25	283,401

		13,546,119

	Information Technology (0.7%)
131,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	117,787
153,000	Coherent Corp.*
	5.000%, 12/15/29	140,131
315,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	298,774
245,000	CommScope, Inc.*
	4.750%, 09/01/29	204,009
310,000	Dell International, LLC / EMC
	Corp.µ
	6.020%, 06/15/26	318,996
138,000	Fair Isaac Corp.*
	4.000%, 06/15/28	128,308
300,000	KBR, Inc.*
	4.750%, 09/30/28	273,957
	MPH Acquisition Holdings, LLC*
300,000	5.750%, 11/01/28^	218,343
130,000	5.500%, 09/01/28	108,276
130,000	NCR Corp.*
	5.125%, 04/15/29	113,231
198,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	180,822
	Open Text Corp.*
204,000	3.875%, 02/15/28	177,519
135,000	6.900%, 12/01/27	138,456
98,000	3.875%, 12/01/29	81,689
98,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	79,760
130,000	Playtika Holding Corp.*
	4.250%, 03/15/29	108,102
187,000	PTC, Inc.*
	4.000%, 02/15/28	174,383
370,000	TTM Technologies, Inc.*^
	4.000%, 03/01/29	323,435
	Twilio, Inc.
185,000	3.625%, 03/15/29	157,330
66,000	3.875%, 03/15/31^	54,785
325,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	283,693
300,000	ZoomInfo Technologies, LLC /
	ZoomInfo Finance Corp.*^
	3.875%, 02/01/29	259,065

		3,940,851

	Materials (0.6%)
140,000	ArcelorMittal, SA
	7.000%, 10/15/39	151,612
147,000	ATI, Inc. 5.875%, 12/01/27	142,830

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
67,000	Carpenter Technology Corp.
	7.625%, 03/15/30	$68,846
195,000	Chemours Company*
	4.625%, 11/15/29	163,039
420,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	375,917
	Commercial Metals Company
130,000	4.125%, 01/15/30	116,753
65,000	4.375%, 03/15/32	57,564
250,000	Constellium, SE*^
	3.750%, 04/15/29	214,030
205,000	HB Fuller Company
	4.250%, 10/15/28	181,771
215,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	218,606
	Kaiser Aluminum Corp.*
300,000	4.625%, 03/01/28	274,596
33,000	4.500%, 06/01/31	27,962
183,000	LSF11 A5 HoldCo, LLC*
	6.625%, 10/15/29	152,851
276,000	Mercer International, Inc.
	5.125%, 02/01/29	236,427
400,000	Owens-Brockway Glass
	Container, Inc.*^
	6.625%, 05/13/27	393,816
305,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	285,367
131,000	Trinseo Materials Operating SCA /
	Trinseo Materials Finance, Inc.*^
	5.125%, 04/01/29	94,773
75,000	Univar Solutions USA, Inc.*
	5.125%, 12/01/27	72,955

		3,229,715

	Other (0.1%)
303,000	1375209 B.C., Ltd.*
	9.000%, 01/30/28	302,200
	Gen Digital, Inc.*
140,000	7.125%, 09/30/30	142,253
140,000	6.750%, 09/30/27	142,157

		586,610

	Real Estate (0.2%)
210,000	EPR Properties
	3.750%, 08/15/29	175,457
	Forestar Group, Inc.*
195,000	5.000%, 03/01/28	171,501
137,000	3.850%, 05/15/26	122,937
301,000	MIWD Holdco II, LLC / MIWD
	Finance Corp.*
	5.500%, 02/01/30	250,802
	Service Properties Trust
345,000	4.350%, 10/01/24	325,590
125,000	5.250%, 02/15/26	108,431

		1,154,718

	Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment, LLC /
	Fertitta Entertainment Finance
	Company, Inc.*
260,000	6.750%, 01/15/30	216,143
131,000	4.625%, 01/15/29	115,709

		331,852

PRINCIPAL AMOUNT		VALUE

	Utilities (0.1%)
97,000	PPL Capital Funding, Inc.‡
	7.395%, 03/30/67
	3 mo. USD LIBOR + 2.67%	$85,407
350,000	TerraForm Power Operating, LLC*
	5.000%, 01/31/28	329,325
	Vistra Corp.*‡
135,000	8.000%, 10/15/26
	5 year CMT + 6.93%	132,442
125,000	7.000%, 12/15/26
	5 year CMT + 5.74%	117,975

		665,149

	TOTAL CORPORATE BONDS (Cost $96,941,345)	86,716,547

CONVERTIBLE BONDS (111.7%)

	Communication Services (8.3%)
	Liberty Media Corp.
8,000,000	0.500%, 12/01/50*	8,397,120
7,750,000	2.250%, 08/15/27*	8,151,682
5,825,000	1.375%, 10/15/23	7,626,207
4,500,000	Match Group Finance Co. 3, Inc.*
	2.000%, 01/15/30	4,424,625
5,250,000	Perficient, Inc.
	0.125%, 11/15/26	4,236,225
	Snap, Inc.
11,000,000	0.000%, 05/01/27	8,125,040
5,000,000	0.750%, 08/01/26	4,648,200

		45,609,099

	Consumer Discretionary (18.8%)
9,750,000	Airbnb, Inc.µ
	0.000%, 03/15/26	8,388,315
4,000,000	Booking Holdings, Inc.
	0.750%, 05/01/25	5,711,640
6,000,000	Chegg, Inc.µ
	0.000%, 09/01/26	4,761,900
	DISH Network Corp.
11,000,000	0.000%, 12/15/25	7,308,620
550,000	2.375%, 03/15/24µ	512,606
11,750,000	DraftKings Holdings, Inc.
	0.000%, 03/15/28	8,058,620
11,250,000	Etsy, Inc.µ
	0.125%, 09/01/27	11,618,212
14,500,000	Ford Motor Companyµ
	0.000%, 03/15/26	14,762,740
1,500,000	Liberty Broadband Corp.*
	2.750%, 09/30/50	1,470,330
2,125,000	Lucid Group, Inc.*
	1.250%, 12/15/26	1,371,475
10,000,000	Marriott Vacations Worldwide
	Corp.
	0.000%, 01/15/26	10,806,600
5,000,000	Shake Shack, Inc.
	0.000%, 03/01/28	3,748,900
13,250,000	Vail Resorts, Inc.µ^
	0.000%, 01/01/26	12,612,675
9,900,000	Wayfair, Inc.*µ
	3.250%, 09/15/27	11,889,801

		103,022,434

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (0.8%)
4,000,000	Post Holdings, Inc.*^ 2.500%, 08/15/27	$4,364,840

	Energy (4.3%)
2,000,000	EQT Corp.µ 1.750%, 05/01/26	4,499,760
3,750,000	Northern Oil And Gas, Inc.* 3.625%, 04/15/29	4,285,388
6,250,000	Pioneer Natural Resources Company 0.250%, 05/15/25	14,734,812
9,600,000	SunEdison, Inc.*@ 0.250%, 01/15/49	96,000

		23,615,960

	Financials (2.1%)
7,500,000	Morgan Stanley Finance, LLC 1.000%, 11/23/27	7,921,875
4,750,000	SoFi Technologies, Inc.* 0.000%, 10/15/26	3,593,612

		11,515,487

	Health Care (24.5%)
4,000,000	Alnylam Pharmaceuticals, Inc.*µ 1.000%, 09/15/27	4,279,200
4,750,000	Alphatec Holdings, Inc.µ 0.750%, 08/01/26	4,606,645
4,752,000	BioMarin Pharmaceutical, Inc.µ 0.599%, 08/01/24	5,250,437
8,250,000	CONMED Corp.*µ 2.250%, 06/15/27	7,845,420
10,500,000	CryoPort, Inc.*µ 0.750%, 12/01/26	8,323,140
13,817,000	Dexcom, Inc.µ 0.250%, 11/15/25	14,566,572
2,079,000	Envista Holdings Corp.µ 2.375%, 06/01/25	3,974,362
6,000,000	Exact Sciences Corp.µ 0.375%, 03/15/27	5,674,920
6,250,000	Halozyme Therapeutics, Inc.*µ 1.000%, 08/15/28	6,981,625
3,750,000	Insmed, Inc.µ 0.750%, 06/01/28	3,337,350
3,750,000	Insulet Corp.µ 0.375%, 09/01/26	5,187,713
8,000,000	Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	7,819,680
3,750,000	Ionis Pharmaceuticals, Inc.µ 0.000%, 04/01/26	3,608,175
8,000,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	9,435,600
3,189,000	Lantheus Holdings, Inc.* 2.625%, 12/15/27	3,422,499
9,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	6,019,830
3,750,000	NextGen Healthcare, Inc.* 3.750%, 11/15/27	3,937,650
3,500,000	NuVasive, Inc. 0.375%, 03/15/25	3,143,700
7,500,000	Omnicell, Inc. 0.250%, 09/15/25	6,855,375
7,000,000	Pacira BioSciences, Inc.^ 0.750%, 08/01/25	6,436,500

PRINCIPAL AMOUNT		VALUE
2,200,000	Repligen Corp. 0.375%, 07/15/24	$3,729,330
4,000,000	Sarepta Therapeutics, Inc.* 1.250%, 09/15/27	4,562,240
5,750,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	5,253,430

		134,251,393

	Industrials (8.3%)
3,500,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	3,712,450
3,750,000	Axon Enterprise, Inc.*µ 0.500%, 12/15/27	4,048,238
6,250,000	John Bean Technologies Corp.^ 0.250%, 05/15/26	5,790,562
3,750,000	Middleby Corp. 1.000%, 09/01/25	4,901,925
4,250,000	Parsons Corp. 0.250%, 08/15/25	4,652,135
6,250,000	Southwest Airlines Company^ 1.250%, 05/01/25	7,550,875
17,000,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	14,827,400

		45,483,585

	Information Technology (40.6%)
3,750,000	Akamai Technologies, Inc.µ 0.375%, 09/01/27	3,732,413
7,750,000	Bentley Systems, Inc.µ 0.125%, 01/15/26	7,199,750
6,500,000	Bill.com Holdings, Inc.µ 0.000%, 12/01/25	6,827,080
7,750,000	Block, Inc.µ 0.500%, 05/15/23	8,864,527
5,250,000	Camtek Ltd.* 0.000%, 12/01/26	4,218,060
7,000,000	Confluent, Inc. 0.000%, 01/15/27	5,469,030
8,500,000	Coupa Software, Inc.µ 0.125%, 06/15/25	8,305,265
6,500,000	CyberArk Software, Ltd.µ 0.000%, 11/15/24	7,163,780
7,250,000	Datadog, Inc.µ 0.125%, 06/15/25	7,954,265
5,250,000	DigitalOcean Holdings, Inc. 0.000%, 12/01/26	4,062,870
7,927,000	Enphase Energy, Inc.µ 0.000%, 03/01/26	8,364,016
5,000,000	Five9, Inc.µ 0.500%, 06/01/25	4,736,250
11,750,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	13,050,490
3,750,000	MongoDB, Inc. 0.250%, 01/15/26	4,602,750
5,250,000	NCL Corp. Ltd. 1.125%, 02/15/27	4,020,240
	Okta, Inc.
6,500,000	0.125%, 09/01/25	5,750,030
3,500,000	0.375%, 06/15/26	2,990,400
12,250,000	ON Semiconductor Corp. 0.000%, 05/01/27	18,375,000
7,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	13,438,050
9,750,000	Repay Holdings Corp.* 0.000%, 02/01/26	7,852,650

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
3,425,000	RingCentral, Inc. 0.000%, 03/01/25	$3,007,082
12,000,000	Shift4 Payments, Inc. 0.000%, 12/15/25	12,849,240
6,750,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	9,289,215
9,750,000	Splunk, Inc. 1.125%, 06/15/27	8,432,775
8,500,000	Tyler Technologies, Inc. 0.250%, 03/15/26	8,080,270
12,500,000	Unity Software, Inc.µ 0.000%, 11/15/26	9,664,000
5,500,000	Wix.com, Ltd. 0.000%, 08/15/25	4,739,350
	Wolfspeed, Inc.*
7,750,000	1.875%, 12/01/29	7,527,497
4,469,000	0.250%, 02/15/28	4,099,190
7,000,000	Zscaler, Inc.µ 0.125%, 07/01/25	7,659,750

		222,325,285

	Materials (3.1%)

1,625,000	ATI, Inc.µ 3.500%, 06/15/25	3,933,459
3,000,000	Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	4,157,520
4,159,000	Lithium Americas Corp. 1.750%, 01/15/27	3,631,514
5,225,000	MP Materials Corp.* 0.250%, 04/01/26	5,230,538

		16,953,031

	Other (0.0%)

135,000	Multiplan Corp.* 6.000%, 10/15/27 7.000% PIK rate	88,337

	Real Estate (0.9%)

5,250,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	4,767,053

	TOTAL CONVERTIBLE BONDS (Cost $610,058,789)	611,996,504

BANK LOANS (2.1%) ¡

	Airlines (0.1%)

243,000	Mileage Plus Holdings, LLC‡ 9.996%, 06/21/27 3 mo. LIBOR + 5.25%	253,768
334,050	United Airlines, Inc.‡ 8.568%, 04/21/28 3 mo. LIBOR + 3.75%	334,673

		588,441

	Communication Services (0.2%)

337,750	Clear Channel Outdoor Holdings, Inc.‡ 8.325%, 08/21/26 3 mo. LIBOR + 3.50%	322,129
875	Clear Channel Outdoor Holdings, Inc.‡ 8.070%, 08/21/26 1 mo. LIBOR + 3.50%	835

PRINCIPAL AMOUNT		VALUE
134,656	CMG Media Corp.‡ 8.230%, 12/17/26 3 mo. LIBOR + 3.50%	$128,078
384,167	DIRECTV Financing, LLC‡ 9.570%, 08/02/27 1 mo. LIBOR + 5.00%	378,666
420,000	Entercom Media Corp.‡ 7.047%, 11/18/24 1 mo. LIBOR + 2.50%	302,837
73,805	Nexstar Broadcasting, Inc.‡ 7.070%, 09/18/26 1 mo. LIBOR + 2.50%	73,927
134,325	Univision Communications, Inc.‡ 8.830%, 06/24/29 3 mo. SOFR + 4.25%	134,493

		1,340,965

	Consumer Discretionary (0.4%)

130,000	Caesars Entertainment, Inc.! 0.000%, 01/20/30	130,047
88,526	Life Time Fitness, Inc.‡ 9.485%, 12/16/24 3 mo. LIBOR + 4.75%	88,736
136,614	Penn National Gaming, Inc.‡ 7.411%, 05/03/29 1 mo. SOFR + 2.75%	136,689
466,688	Petco Health and Wellness Company, Inc.‡ 7.976%, 03/03/28 3 mo. SOFR + 3.25%	462,630
556,587	PetSmart, Inc.‡ 8.411%, 02/11/28 1 mo. SOFR + 3.75%	553,573
266,000	SkyMiles IP, Ltd.‡ 8.558%, 10/20/27 3 mo. LIBOR + 3.75%	275,544
175,313	TKC Holdings, Inc.‡ 10.070%, 05/15/28 1 mo. LIBOR + 5.50%	147,189
444,150	WW International, Inc.‡ 8.070%, 04/13/28 1 mo. LIBOR + 3.50%	266,859

		2,061,267

	Financials (0.2%)

274,309	AssuredPartners, Inc.! 0.000%, 02/12/27	271,695
270,000	Hub International, Ltd.‡ 8.220%, 11/10/29 3 mo. SOFR + 4.00%	270,211
377,496	Jazz Financing Lux Sarl‡ 8.070%, 05/05/28 1 mo. LIBOR + 3.50%	377,554
361,350	VFH Parent, LLC‡ 7.612%, 01/13/29 1 mo. SOFR + 3.00%	360,221

		1,279,681

	Health Care (0.3%)

236,685	Amneal Pharmaceuticals, LLC‡ 8.125%, 05/04/25 1 mo. LIBOR + 3.50%	223,717
230,108	Amneal Pharmaceuticals, LLC‡ 8.250%, 05/04/25 3 mo. LIBOR + 3.50%	217,500

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
63,375	Bausch Health Companies, Inc.‡ 9.828%, 02/01/27 1 mo. SOFR + 5.25%	$49,047
170,755	Icon Luxembourg Sarl‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	170,969
274,651	Mallinckrodt International Finance, SA‡ 9.986%, 09/30/27 3 mo. LIBOR + 5.25%	211,497
282,353	Padagis, LLC‡ 9.538%, 07/06/28 3 mo. LIBOR + 4.75%	263,530
42,544	PRA Health Sciences, Inc.‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	42,597
686,401	Team Health Holdings, Inc.‡ 9.811%, 03/02/27 1 mo. SOFR + 5.25%	572,287

		1,751,144

	Industrials (0.3%)

103,600	ACProducts, Inc.‡ 8.980%, 05/17/28 6 mo. LIBOR + 4.25%	84,322
34,300	ACProducts, Inc.‡ 8.980%, 05/17/28 3 mo. LIBOR + 4.25%	27,918
169,150	Air Canada‡ 8.130%, 08/11/28 3 mo. LIBOR + 3.50%	169,603
225,000	American Airlines, Inc.‡ 9.558%, 04/20/28 3 mo. LIBOR + 4.75%	231,398
344,138	ChampionX Corp.‡ 7.747%, 06/07/29 1 mo. SOFR + 3.25%	344,729
269,658	Dun & Bradstreet Corp.‡ 7.767%, 02/06/26 1 mo. SOFR + 3.25%	269,538
237,372	Granite Holdings US Acquisition Company‡ 8.750%, 09/30/26 3 mo. SOFR + 4.00%	237,520
258,700	Scientific Games International, Inc.‡ 7.578%, 04/14/29 1 mo. SOFR + 3.00%	258,792
150,000	Summit Materials, LLC‡ 7.608%, 12/14/27 3 mo. SOFR + 3.00%	150,594

		1,774,414

	Information Technology (0.2%)

261,858	Banff Merger Sub, Inc.‡ 8.320%, 10/02/25 1 mo. LIBOR + 3.75%	257,653
232,971	Camelot U.S. Acquisition, LLC‡ 7.517%, 10/30/26 1 mo. LIBOR + 3.00%	232,942
91,030	Camelot U.S. Acquisition, LLC‡ 7.517%, 10/30/26 1 mo. LIBOR + 3.00%	91,072

PRINCIPAL AMOUNT		VALUE
264,504	II-VI, Inc.‡ 7.320%, 07/02/29 1 mo. LIBOR + 2.75%	$264,420

		846,087

	Information Technology (0.0%)

65,000	CDK Global, Inc.‡ 9.080%, 07/06/29 3 mo. SOFR + 4.50%	64,949

	Materials (0.2%)

215,000	American Axle and Manufacturing, Inc.‡ 8.033%, 12/13/29 1 mo. SOFR + 3.60%	215,358
329,500	Innophos, Inc.‡ 7.820%, 02/05/27 1 mo. LIBOR + 3.25%	329,294
135,000	LSF11 A5 HoldCo, LLC! 0.000%, 10/15/28	131,963
133,988	LSF11 A5 HoldCo, LLC‡ 8.176%, 10/15/28 1 mo. SOFR + 3.50%	130,247

		806,862

	Special Purpose Acquisition Companies (0.2%)

242,500	AP Core Holdings II, LLC‡ 10.070%, 09/01/27 1 mo. LIBOR + 5.50%	234,619
139,300	Clydesdale Acquisition Holdings, Inc.‡ 8.836%, 04/13/29 1 mo. SOFR + 4.18%	137,077
64,513	Fertitta Entertainment, LLC‡ 8.561%, 01/27/29 1 mo. SOFR + 4.00%	63,872
284,288	Oscar AcquisitionCo, LLC‡ 9.180%, 04/29/29 3 mo. SOFR + 4.50%	276,074
259,350	Patagonia Holdco LLC‡ 9.960%, 08/01/29 3 mo. SOFR + 5.75%	219,151

		930,793

	TOTAL BANK LOANS (Cost $11,952,131)	11,444,603

U.S. GOVERNMENT AND AGENCY SECURITIES (5.4%)

	Other (5.4%)

	United States Treasury Note
12,000,000	2.500%, 05/31/24^	11,675,391
11,750,000	2.500%, 04/30/24µ^	11,447,300
6,750,000	2.250%, 03/31/24µ	6,565,561

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $30,477,466)	29,688,252

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (15.4%)

	Communication Services (2.0%)
9,000	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	$10,848,420

	Consumer Discretionary (1.6%)
68,935	Aptiv, PLC~ 5.500%, 06/15/23	8,685,121

	Energy (0.0%)
7	Gulfport Energy Corp.
	10.000%, 03/03/23
	15.000% PIK rate	40,950

	Financials (2.5%)
7,055	Bank of America Corp.‡‡ 7.250%	8,777,831
73,830	KKR & Company, Inc.~ 6.000%, 09/15/23	4,987,955

		13,765,786

	Health Care (1.3%)
62,325	Boston Scientific Corp. 5.500%, 06/01/23	7,113,152

	Utilities (8.0%)
123,415	AES Corp.^~ 6.875%, 02/15/24	12,321,753
184,700	American Electric Power Company, Inc.^~ 6.125%, 08/15/23	9,502,815
227,140	NextEra Energy, Inc. 6.219%, 09/01/23	10,877,735
156,300	6.926%, 09/01/25	7,494,585
68,765	5.279%, 03/01/23	3,437,562

		43,634,450

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $82,058,305)	84,087,879

COMMON STOCKS (0.2%)

	Communication Services (0.0%)
5,620	Altice USA, Inc. - Class A#	27,538
1,888	Cumulus Media, Inc. - Class A#	12,650

		40,188

	Energy (0.2%)
2,577	Chaparral Energy, Inc. - Class A&#	109,523
795	Chesapeake Energy Corp.	68,942
18,535	Energy Transfer, LP	246,145
11,035	Enterprise Products Partners, LP	282,496
1,881	EP Energy Corp.&#	14,813
3,560	Magellan Midstream Partners, LP	190,104
2,400	Williams Companies, Inc.^	77,376

		989,399

	Health Care (0.0%)
4,076	Mallinckrodt, PLC#	30,570

	Special Purpose Acquisition Company (0.0%)
3,162	Intelsat Emergence, SA&#	73,516

NUMBER OF SHARES		VALUE

	TOTAL COMMON STOCKS (Cost $1,764,834)	1,133,673

PREFERRED STOCKS (0.2%)

	Consumer Discretionary (0.1%)

1,722	Guitar Center, Inc.&	$214,389

	Energy (0.1%)

10,285	NuStar Energy, LP‡ 10.379%, 03/02/23 3 mo. USD LIBOR + 5.64%	239,023

4,635	NuStar Energy, LP‡ 11.502%, 03/02/23 3 mo. USD LIBOR + 6.77%	115,968

12,000	NuStar Logistics, LP‡ 11.526%, 01/15/43 3 mo. USD LIBOR + 6.73%	300,840

		655,831

	Financials (0.0%)
6,603	B Riley Financial, Inc. 5.250%, 08/31/28	140,248

	TOTAL PREFERRED STOCKS (Cost $1,007,638)	1,010,468

WARRANTS (0.0%) #

	Energy (0.0%)

13,522	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	1
12,170	Mcdermott International, Ltd. 06/30/27, Strike $12.33	1

	TOTAL WARRANTS (Cost $5,194)	2

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.2%) #

	Consumer Discretionary (0.2%)
29	Booking Holdings, Inc.
7,058,890	Call, 06/16/23, Strike $2,350.00 (Cost $718,050)	$757,480

TOTAL INVESTMENTS (151.0%) (Cost $834,983,752)		826,835,408

MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-16.8%)		(92,000,000)

LIABILITIES, LESS OTHER ASSETS (-34.2%)		(187,086,791)

NET ASSETS (100.0%)		$547,748,617

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $237,962,090.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2023.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $7,522,395.
‡‡	Perpetual maturity.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of convertible securities (including synthetic convertibles, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities) and debt and equity income-producing securities, as well as other investments that generate current income and dividends, including but not limited to common and preferred stocks, investment grade and below investment grade (high-yield or “junk”) bonds, loans, equity-linked notes, and floating rate securities (referred to throughout as “income-producing securities”). Under normal circumstances, at least 80% of the Fund’s managed assets will be invested in convertible securities and income-producing securities, with at least 50% of the Fund’s managed assets invested in convertible securities (including synthetic convertible securities, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities). The Fund may invest up to 50% of its managed assets in securities of foreign issuers, with up to 15% of its managed assets in securities issued by foreign issuers in emerging markets. The Fund may invest up to 20% of its managed assets in high-yield non-convertible bonds (excluding such securities held to create synthetic convertible securities). In addition, the Fund may invest all or substantially all of its managed assets in below investment grade convertible securities (including non-convertible securities held to create synthetic convertible securities); provided that, the Fund may invest up to 15% of its managed assets in convertible and non-convertible securities rated below B3 by Moody’s or below B- by Standard & Poor’s. As such, the Fund’s portfolio may at times consist entirely or primarily of below investment grade securities, including high-yield bonds. The Fund may invest up to 15% of its managed assets in illiquid securities. The Fund may invest up to 10% of its managed assets in the equity securities of REITs and up to 10% of its managed assets in the equity securities of MLPs; however, convertible securities are excluded from each of these limitations. The Fund may invest in securities with a broad range of maturities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”) to perfom fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are dertermined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2023 was as follows*:

Cost basis of investments	$844,683,970
Gross unrealized appreciation	49,604,350
Gross unrealized depreciation	(67,452,912)
Net unrealized appreciation (depreciation)	$(17,848,562)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 1,970,000 MRPS were issued with an aggregate liquidation preference of $49.25 million. On September 6, 2017, 2,560,000 MRPS were issued with an aggregate liquidation preference of $64.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2023.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
Series D	8/24/26	2.45%	1,120	$25	$28,000,000
Series E	5/24/27	2.68%	850	$25	$21,250,000
					$92,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended January 31, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

With regard to the Series A, B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D and E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.